Changes of Redeemable Non Controlling Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest upon acquisition	$ 39,498
Net income attributable to noncontrolling interests	8
Redemption value adjustment charged against retained earnings	534
Ending balance	$ 40,040